Performance Management	Nov. 21, 2025
Calamos S&P 500 Structured Alt Protection ETF - January
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on January 2, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on January 2, 2025, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos S&P 500 Structured Alt Protection ETF - February
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on February 3, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on February 3, 2025, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos S&P 500 Structured Alt Protection ETF - March
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on March 3, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on March 3, 2025, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos S&P 500 Structured Alt Protection ETF - April
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on April 1, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on April 1, 2025, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos S&P 500 Structured Alt Protection ETF - May
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on May 1, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on May 1, 2024, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos S&P 500 Structured Alt Protection ETF - June
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on June 2, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on June 2, 2025, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos S&P 500 Structured Alt Protection ETF - July
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on July 1, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on July 1, 2024, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos S&P 500 Structured Alt Protection ETF - August
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on August 1, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on August 1, 2024, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos S&P 500 Structured Alt Protection ETF - September
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on September 3, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on September 3, 2024, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos S&P 500 Structured Alt Protection ETF - October
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on October 1, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on October 1, 2024, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos S&P 500 Structured Alt Protection ETF - November
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on November 1, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on November 1, 2024, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos S&P 500 Structured Alt Protection ETF - December
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on December 2, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on December 2, 2024, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Nasdaq-100 Structured Alt Protection ETF - March
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on March 3, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on March 3, 2025, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Nasdaq-100 Structured Alt Protection ETF - June
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on June 3, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on June 3, 2024, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Nasdaq-100 Structured Alt Protection ETF - September
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on September 3, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on September 3, 2024, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Nasdaq-100 Structured Alt Protection ETF - December
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on December 2, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on December 2, 2024, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Russell 2000 Structured Alt Protection ETF - January
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on January 2, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on January 2, 2025, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Russell 2000 Structured Alt Protection ETF - April
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on April 1, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on April 1, 2025, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Russell 2000 Structured Alt Protection ETF - July
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on July 1, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on July 1, 2024, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Russell 2000 Structured Alt Protection ETF - October
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on October 1, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on October 1, 2024, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com